Trade and Notes Payables - Summary of Trade and Notes Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade And Other Payables [Abstract]
Trade payables	$ 11,001	$ 4,911
Notes payables		327
Trade and notes payables	$ 11,001	$ 5,238